Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Capitalized software costs
Cost	$ 368.4	$ 381.7
Accumulated amortization	(237.0)	(238.7)
Capitalized software costs, net	$ 131.4	$ 143.0